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							     File Number:2-32773
                                                Filed Pursuant to Rule 497(e) of
                                                      the Securities Act of 1933


                                                                January 3, 2012

                              Pioneer Value Fund

   Supplement to the February 1, 2011 Prospectus, as in effect and as may be amended from time to time

Fund summary

The following replaces the information in the "Management" chart in the section entitled "Fund summary":

Portfolio management  Edward T. Shadek, Jr., senior vice president of Pioneer
                      (portfolio manager of the fund since 2012). John Peckham, executive vice president of Pioneer and co-head of equity research - U.S. (portfolio manager of the fund since 2010).

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Management

The following replaces the first paragraph in the section entitled "Portfolio management":

Portfolio management

Day-to-day management of the fund's portfolio is the responsibility of Edward
T. Shadek, Jr. (portfolio manager of the fund since January 2012) and John Peckham (portfolio manager of the fund since 2010). The portfolio managers also may draw upon the research and investment management expertise of the research teams, which provide fundamental and quantitative research on companies on a global basis and include members from Pioneer's affiliate, Pioneer Investment Management Limited (PIML). Mr. Shadek, senior vice president of Pioneer, joined Pioneer in January 2012. Prior to joining Pioneer, he was co-founder and portfolio manager at Shaylor Capital. From 1997 to 2009, Mr. Shadek was senior managing director and deputy head of investments at Putnam Investments.
Mr. Peckham, executive vice president of Pioneer and co-head of equity research
- U.S., joined Pioneer in 2002.

                                                                  25364-00-0112
                                       (C) 2012 Pioneer Funds Distributor, Inc.
                                            Underwriter of Pioneer mutual funds
                                                                    Member SIPC